Condensed Consolidated Balance Sheets (Parenthetical) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Deposit paid, related parties	$ 523,296	$ 758,445	$ 1,596,075
Common stock, shares authorized	150,000,000	150,000,000	150,000,000
Common stock, shares issued	15,655,038	15,655,038	15,655,038
Common stock, shares outstanding	15,655,038	15,655,038	15,655,038
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts receivable, related parties	$ 69,746	$ 146,087	$ 57,609
Prepayments and other current assets, related parties	966,676	1,102,861	1,813,904
Accounts payable, related parties	$ 124,987	$ 80,426	$ 17,789